Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income⁵ ($ Millions)	Revenue[6] ($ Millions)
					TSR ($)	Peer Group TSR ($)
2024	11,123,831	26,266,394	4,148,737	9,187,182	108.47	172.17	427.59	451.80
2023	32,300,214	34,028,283	10,884,980	11,436,050	78.95	126.03	(23.08)	368.17
2022	1,718,622	(4,664,618)	1,297,671	(952,287)	73.91	79.85	(6.70)	303.43
2021	21,637,003	36,866,143	10,756,321	10,921,700	90.58	111.2	(8.09)	252.02

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Sandeep Sahai was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2023	2024
Jim Cox	Jim Cox	Jim Cox
Scott Erickson	Scott Erickson	Scott Erickson
Souvik Das	Souvik Das	Souvik Das
	Subi Sethi	Subi Sethi

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return ("TSR") set forth in this table utilizes the S&P Information Technology Sector Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2024 Annual Report. The Company TSR and the Company's Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 11,123,831	$ 32,300,214	$ 1,718,622	$ 21,637,003
PEO Actually Paid Compensation Amount	$ 26,266,394	34,028,283	(4,664,618)	36,866,143
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid to PEO reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. In calculating the amounts shown for Compensation Actually Paid to PEO , the fair value or change in fair value, as applicable of the equity award adjustments included in such calculation was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Year	Summary Compensation Table Total for Sandeep Sahai ($)	Less, Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table ($)	Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested ($)	Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	Plus, Change in Fair Value Year of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (From Prior Year-End to Vesting Date)	Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year	Plus, Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	Compensation Actually Paid to Sandeep Sahai ($)
2024	11,123,831	(7,799,931)	9,661,639	11,835,498	1,115,674	329,683	—	—	26,266,394

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less, Average Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table ($)	Plus, Average Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested ($)	Plus, Average Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	Plus, Average Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	Plus, Average Change in Fair Value Year of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (From Prior Year-End to Vesting Date)	Less, Average Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year	Plus, Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,148,737	(2,916,000)	3,612,000	3,859,845	417,093	65,507	—	—	9,187,182

Non-PEO NEO Average Total Compensation Amount	$ 4,148,737	10,884,980	1,297,671	10,756,321
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,187,182	11,436,050	(952,287)	10,921,700
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid to PEO reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. In calculating the amounts shown for Compensation Actually Paid to PEO , the fair value or change in fair value, as applicable of the equity award adjustments included in such calculation was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Year	Summary Compensation Table Total for Sandeep Sahai ($)	Less, Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table ($)	Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested ($)	Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	Plus, Change in Fair Value Year of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (From Prior Year-End to Vesting Date)	Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year	Plus, Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	Compensation Actually Paid to Sandeep Sahai ($)
2024	11,123,831	(7,799,931)	9,661,639	11,835,498	1,115,674	329,683	—	—	26,266,394

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less, Average Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table ($)	Plus, Average Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested ($)	Plus, Average Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	Plus, Average Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	Plus, Average Change in Fair Value Year of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (From Prior Year-End to Vesting Date)	Less, Average Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year	Plus, Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,148,737	(2,916,000)	3,612,000	3,859,845	417,093	65,507	—	—	9,187,182

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the S&P Information Technology Sector Index TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our revenue during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the S&P Information Technology Sector Index TSR over the same period.

Tabular List, Table

Revenue
Net Operating Income
Earnings Per Share
Return on Tangible Common Equity

Total Shareholder Return Amount	$ 108.47	78.95	73.91	90.58
Peer Group Total Shareholder Return Amount	172.17	126.03	79.85	111.2
Net Income (Loss)	$ 427,590,000	$ (23,080,000.00)	$ (6,700,000)	$ (8,090,000.00)
Company Selected Measure Amount	451,800,000	368,170,000	303,430,000	252,020,000.00
PEO Name	Sandeep Sahai
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Represents the amount of net income reflected in the Company's audited GAAP financial statements for each applicable fiscal year.Represents the amount of revenue reflected in the Company’s audited GAAP financial statements for each applicable fiscal year. We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Tangible Common Equity
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,799,931)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,661,639
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,835,498
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,115,674
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	329,683
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,916,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,612,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,859,845
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,093
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,507
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0